SPDR® Series Trust

Supplement dated August 31, 2015

to the

Prospectus dated October 31, 2014, as supplemented

Effective September 1, 2015, portfolio management information with respect to the Funds shown in the table below is hereby revised as set forth herein. This information replaces the applicable portfolio manager information on the referenced pages in the Prospectus.

Funds	Page	Portfolio Managers
SPDR Barclays International Corporate Bond ETF	108

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Stephen Yeats and Peter Spano.

Stephen Yeats is the EMEA Head of Fixed Income Beta at SSGA LTD. He joined SSGA LTD in February 2007.

Peter Spano is the EMEA Head of Portfolio Management, Fixed Income Beta at SSGA LTD. He joined SSGA LTD in May 2007.

SPDR Barclays Emerging Markets Local Bond ETF	112

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Abhishek Kumar and Peter Spano.

Abhishek Kumar is the Lead Investment Manager for Emerging Market Debt Strategies in the EMEA Fixed Income Beta team at SSGA LTD. He joined SSGA LTD in September 2010.

Peter Spano is the EMEA Head of Portfolio Management, Fixed Income Beta at SSGA LTD. He joined SSGA LTD in May 2007.

On page 149, any references pertaining to John Philpot in the fund specific portion of the Portfolio Managers subsection of the Management section are hereby deleted in their entirety and replaced with references to Peter Spano.

On page 152 in the Management section of the Prospectus, the portfolio manager biography pertaining to John Philpot is hereby deleted in its entirety and replaced with the following:

PETER SPANO is a Vice President and EMEA Head of Portfolio Management of the Fixed Income Beta team at SSGA LTD. Peter joined the firm in May 2007. In his role, he is responsible for overseeing a broad range of mandates, including investment grade credit, global rates, high yield, convertible bonds and emerging market debt, delivered through a variety of investment vehicles, including ETFs, mutual funds and separate accounts. Peter also oversees operational activities for the Fixed Income Beta team.

Prior to commencing his current role, Peter managed a range of government and credit index fixed income portfolios. In addition Peter had a significant role in managing synthetic beta ETF solutions for clients. Before joining the investment management team, Peter worked at the National Bank of Slovakia as a Portfolio Manager of the official reserves and as a Front Office Specialist at the European Central Bank.

Peter graduated from the University of Economics in Bratislava with a MSc in Economics. He has earned the Chartered Financial Analyst designation (CFA) and obtained the Investment Management Certificate. He is a member of the CFA Society of the UK and the CFA Institute.

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SPDR® Series Trust

Supplement dated August 31, 2015

to the

Statement of Additional Information (“SAI”) dated October 31, 2014, as supplemented

Effective September 1, 2015, the table on page 58 of the SAI that lists the funds and their respective portfolio managers is hereby revised as follows with respect to the Funds indicated in the table below:

Fund	Portfolio Managers
SPDR Barclays International Corporate Bond ETF	Stephen Yeats and Peter Spano

SPDR Barclays Emerging Markets Local Bond ETF	Abhishek Kumar and Peter Spano

On page 61 of the SAI, information pertaining to John Philpot in the table listing Other Accounts Managed by the funds’ portfolio managers is hereby deleted in its entirety and replaced with the following information:

Other Accounts Managed as of June 30, 2015

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Peter Spano	0	$0	15	$3.73	69	$15.05	$18.78

*	There are no performance fees associated with these portfolios.

On page 62 of the SAI, information pertaining to John Philpot in the table listing Fund Shares beneficially owned by the Funds’ portfolio managers is hereby deleted in its entirety and replaced with the following information as of June 30, 2015:

Portfolio Manager	Dollar Range of Trust Shares Beneficially Owned
Peter Spano	None

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